EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 14:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

1.	Numerator:

	Six months ended June 30,
	2022	2021
		As Restated (1)

Numerator for basic and diluted loss per share -
Net loss available to holders of ordinary shares	$(2,028)	$(5,198)

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.

2.	Denominator:

	Six months ended June 30,
	2022	2021

Denominator for basic loss per share -
Weighted average number of shares	56,574	56,270
Add - employee stock options	-	-
Denominator for diluted loss per share - adjusted	56,574	56,270

The total number of potential shares related to the outstanding options excluded from the calculations of diluted loss per share, as they would have been anti-dilutive, were 3,339,769 and 2,844,751 for the six months ended June 30, 2022 and 2021, respectively.